                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-10

Check here if Amendment [ ]; Amendment Number: _________________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave.
         Suite 1130
         West Palm Beach, FL 33404

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.        West Palm Beach, FL           4-26-10
-----------------------------   ---------------------   ------------------------
[Signature]                          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-___________________   ________________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         87

Form 13F Information Table Value Total:    223,038
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name
---    --------------------      ----

____   28-____________________   ___________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st United Bancorp  Inc. (FL)  COM              33740N105      403    50000 SH       Sole                    50000
ABERCROMBIE & FITCH CO CL A    COM              002896207     1369    30000 SH  PUT  Sole                    30000
ALLETE INC           COM STK   COM              018522300     1353    40400 SH       Sole                    40400
ALTRIA GROUP INC               COM              02209S103      713    34739 SH       Sole                    34739
AMAZON COM INC       COM STK   COM              023135106     1358    10000 SH  PUT  Sole                    10000
AMERICAN WATER WKS  CO INC     COM              030420103     2611   120000 SH       Sole                   120000
AMERIS BANCORP       COM STK   COM              03076K108      633    70063 SH       Sole                    70063
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1325    77100 SH       Sole                    77100
AOL INC                        COM              00184X105      758    30000 SH       Sole                    30000
APOLLO GROUP INC    CL A COM S COM              037604105     3065    50000 SH  PUT  Sole                    50000
                                                              2452    40000 SH  PUT  Sole                    40000
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     1821    63000 SH       Sole                    63000
BJ SVCS CO           COM STK   COM              055482103     1141    53337 SH       Sole                    53337
CAPE BANCORP INC    COM        COM              139209100      108    13398 SH       Sole                    13398
CHESAPEAKE UTILITIES CORP COM  COM              165303108      973    32652 SH       Sole                    32652
CONSECO INC          COM STK   COM              208464883    11054  1777100 SH       Sole                  1777100
DEERE & CO COM                 COM              244199105     2271    38200 SH       Sole                    38200
DINEEQUITY INC       COM STK   COM              254423106     1186    30000 SH  PUT  Sole                    30000
                                                              1186    30000 SH  PUT  Sole                    30000
                                                               988    25000 SH  PUT  Sole                    25000
                                                              4941   125000 SH  PUT  Sole                   125000
                                                              4348   110000 SH  PUT  Sole                   110000
EMERSON ELECTRIC CO  COM STK   COM              291011104     1510    30000 SH       Sole                    30000
FIRST CITIZENS BANCSHARES INC  COM              31946M103      994     5000 SH       Sole                     5000
FIRST MERCHANTS CORP COM STK   COM              320817109       70    10000 SH       Sole                    10000
FLOW INTERNATIONAL CORP (FORME COM              343468104     1009   335161 SH       Sole                   335161
FPL GROUP INC        COM STK   COM              302571104      967    20000 SH       Sole                    20000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1671    20000 SH  PUT  Sole                    20000
FTI CONSULTING INC   COM STK   COM              302941109     2752    70000 SH  PUT  Sole                    70000
GREAT PLAINS ENERGY INC COM ST COM              391164100      929    50000 SH       Sole                    50000
GREEN MOUNTAIN COFFEE ROASTERS COM              393122106     4844    50000 SH  PUT  Sole                    50000
                                                              3875    40000 SH  PUT  Sole                    40000
GULF IS FABRICATION INC COM ST COM              402307102     1479    68000 SH       Sole                    68000
HEINZ H J CO         COM STK   COM              423074103      912    20000 SH       Sole                    20000
HMN FINANCIAL INC    COM STK   COM              40424G108      337    61191 SH       Sole                    61191
INDIANA CMNTY BANCORP COM STK  COM              454674102      238    26000 SH       Sole                    26000
INTERACTIVE DATA CORP COM STK  COM              45840J107     4224   132000 SH       Sole                   132000
LANCASTER COLONY CORP COM STK  COM              513847103     4484    76050 SH       Sole                    76050
LANCE INC            COM STK   COM              514606102     7425   321000 SH       Sole                   321000
MARKET VECTORS GOLD MINERS     COM              57060U100     1110    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108      946    42000 SH       Sole                    42000
MONROE BANCORP       COM STK   COM              610313108     1033   153013 SH       Sole                   153013
MVC CAP INC          COM STK   COM              553829102     2953   217600 SH       Sole                   217600
NEW YORK TIMES CO   CL A COM S COM              650111107     1113   100000 SH       Sole                   100000
NEWMONT MINING CORP  COM STK   COM              651639106     1925    37800 SH       Sole                    37800
NORDSTROM INC COM              COM              655664100     1634    40000 SH  PUT  Sole                    40000
NUCOR CORP           COM STK   COM              670346105     1135    25000 SH       Sole                    25000
OLD REP INTL CORP    COM STK   COM              680223104     6618   521900 SH       Sole                   521900
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2663   190600 SH       Sole                   190600
POLO RALPH LAUREN CORP CL A CO COM              731572103     1701    20000 SH  PUT  Sole                    20000
POTLATCH HOLDINGS   INC COM    COM              737630103     1752    50000 SH       Sole                    50000
SEACOAST BKG CORP   FLA COMMON COM              811707306       77    45500 SH       Sole                    45500
SPDR GOLD TRUST                COM              78463V107     5703    52342 SH       Sole                    52342
STERLING BANCSHARES INC        COM              858907108      560   100000 SH       Sole                   100000
STRAYER ED INC       COM STK   COM              863236105     2435    10000 SH  PUT  Sole                    10000
STRYKER CORP COM               COM              863667101     4600    80400 SH       Sole                    80400
TECK RESOURCES LTD             COM              878742204     1742    40000 SH  PUT  Sole                    40000
TIME WARNER INC                COM              887317303     1928    61666 SH       Sole                    61666
URBAN OUTFITTERS INC COM STK   COM              917047102     2284    60000 SH  PUT  Sole                    60000
VALERO ENERGY CORP             COM              91913Y100      591    30000 SH  CALL Sole                    30000
VF CORP              COM STK   COM              918204108     2004    25000 SH       Sole                    25000
WASHINGTON BANKING CO COM STK  COM              937303105      630    50000 SH       Sole                    50000
WINDSTREAM CP                  COM              97381W104      545    50000 SH       Sole                    50000
WISCONSIN ENERGY CORP COM STK  COM              976657106     1013    20500 SH       Sole                    20500
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     3954    66783 SH       Sole                    66783
FEDERAL NATIONAL    MORTGAGE A PFD              313586737      152   123600 SH       Sole                   123600
FPRS 6.5% CONV PFD             PFD              345395206     2879    62500 SH       Sole                    62500
FREEPORT-MCMORAN    COPPER & G PFD              35671D782     6840    59000 SH       Sole                    59000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     3602    50000 SH  PUT  Sole                    50000
POSCO SPONS ADR                ADR              693483109     4692    40100 SH  PUT  Sole                    40100
                                                              2340    20000 SH  PUT  Sole                    20000
RIO TINTO PLC        ADR       ADR              767204100     2367    10000 SH  PUT  Sole                    10000
                                                              4735    20000 SH  PUT  Sole                    20000
STATOIL ASA                    ADR              85771P102      467    20000 SH       Sole                    20000
VALE S.A             ADR       ADR              91912E105    14486   450000 SH  PUT  Sole                   450000
                                                              3219   100000 SH  PUT  Sole                   100000
                                                              9657   300000 SH  PUT  Sole                   300000
                                                              5794   180000 SH  PUT  Sole                   180000
ABERDEEN ASIA-PACIFIC INCOME F                  003009107     1322   202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR COM                   36242H104      483    35100 SH       Sole                    35100
AMKR CB 2.5 15MAY2011          CONV             031652AX8     2188  2235000 PRN      Sole                  2235000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      954  1000000 PRN      Sole                  1000000
HTCH CB 3.25 15JAN2026         CONV             448407AF3     2550  3000000 PRN      Sole                  3000000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     7566  7830000 PRN      Sole                  7830000
ORI CB 8 15MAY2012             CONV             680223AF1     4384  3500000 PRN      Sole                  3500000
SNDK CB 1 15MAY2013            CONV             80004CAC5     5190  6000000 PRN      Sole                  6000000
STX CB 6.8 30APR2010           CONV             577729AC0      752   750000 PRN      Sole                   750000